Notes Payable - Related Parties (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Jun. 20, 2012	Dec. 31, 2011	Mar. 02, 2009
Notes payable - related party	$ 255,415	$ 464,415		$ 262,707
Less current portion	(255,415)	(95,000)		0
Long-term portion of notes payable-related party	0	369,415		262,707
Dr Love Note [Member]
Notes payable - related party		0		157,292
Haddix Note [Member]
Notes payable - related party	0	95,000		0
Notes payable, bearing interest at 5.00% per annum. Principal and unpaid interest are due on January 1, 2014
Notes payable - related party	105,415	105,415		105,415
Jackie Chretiren Note [Member]
Notes payable - related party	0	14,000	14,000	0	80,000
Shealy Note [Member]
Notes payable - related party	$ 150,000	$ 250,000		$ 0